TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Receivables (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Receivables
Loan receivables		₺ 1,101,417
Trade receivables		5,617,587
Trade and loan receivables	₺ 6,266,021	₺ 6,719,004
Average number of days for collection	54 days	38 days
Number of days for collection of credit card receivables when fees are paid to bank	19 days	19 days
Average maturity of outstanding BNPL receivables	64 days	85 days
Cost
Receivables
Trade receivables	₺ 1,768,862	₺ 1,168,243
Credit card receivables	3,424,248	1,635,576
Buy now pay later ("BNPL") receivables	1,003,002	2,656,284
Receivables from suppliers	466,390	453,953
Short term loan receivables	500,517	1,182,493
Long term loan receivables	26,751	114,655
Loan receivables	527,268
Trade receivables	6,662,502
Accumulated impairment
Receivables
Buy now pay later ("BNPL") receivables	(541,004)	(217,750)
Loan receivables	(201,874)	(195,731)
Trade receivables	₺ (721,875)	₺ (296,469)